21. EMPLOYEES BENEFITS PLANS (Details 1) - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FAF [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Discount rate	7.28%	9.22%
Inflation rate	3.80%	4.00%
Wage growth rate	4.47%	4.68%
Number of active participants	6,796	7,137
Number of participants in direct proportional benefit		30
Number of assisted beneficiary participants	6,834	6,498
Plans I and II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Number of participants in direct proportional benefit	51	51
Plan II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Discount rate	7.02%	9.19%
Inflation rate	3.80%	4.00%
Schedule of mortality [Member] | FAF [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000	AT-2000
Schedule of mortality [Member] | Plans I and II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Schedule of mortality & disabled mortality		AT-2000
Schedule of mortality [Member] | Plan II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000
Schedule of disabled mortality [Member] | FAF [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Schedule of mortality & disabled mortality	RRB-1983	RRB-1983
Schedule of disabled mortality [Member] | Plan II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Schedule of mortality & disabled mortality	RRB-1983	RRB-1983